Operating Segments (Details) - Business	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Short Drama Streaming Platform Business [Member]
Operating Segments (Details) [Line Items]
Business segment	1		1
Crypto-Related Business [Member]
Operating Segments (Details) [Line Items]
Business segment		2		2